PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	NOTE 3 - PREPAID EXPENSES AND OTHER CURRENT ASSETS Composition:
	December 31,
	2 0 1 6	2 0 1 5

Government institutions	69	400
Prepaid expenses	117	197
Deposits	56	55
Other assets	-	28
	242	680